Long-term commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Long-term commitments
Contracted capital commitments for Aripuana project	$ 211,259
Forward purchase commitments for raw materials	24,473
Potential disbursements after September 2024 in case minimum investment levels are not met	$ 102,900